Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2021
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Changes in liabilities arising from financing activities
23. Changes in liabilities arising from financing activities

	Contingent consideration	Lease liability	Bank loan	Novartis Loan Note	Warrant liability	Deferred cash consideration	Loan Notes – private placement	Other	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Carrying value at January 1, 2020	354	11,904	20,512	—	131	1,654	—	44	34,599
Settled during the year	(354)	—	(23,412)	—	(127)	—	—	—	(23,893)
Financing cash flows	—	(2,086)	—	2,758	—	—	36,330	18	37,020
Issuance of warrants	—	—	—	—	4,080	—	—	—	4,080
Interest expense	—	1,085	2,900	438	—	—	1,803	—	6,226
Lease modification	—	(9,547)	—	—	—	—	—	—	(9,547)
Changes in fair values	—	—	—	—	46,691	(129)	63,158	—	109,720
Changes in foreign exchange	—	438	—	—	—	—	—	—	438
Reclassified to equity	—	—	—	—	—	—	(88,345)	—	(88,345)

Carrying value at December 31, 2020	—	1,794	—	3,196	50,775	1,525	12,946	62	70,298

Financing cash flows	—	(692)	—	—	—	—	—	—	(692)
Non-cash changes
Settled during the year	—	—	—	—	(2,400)	—	(5,307)	—	(7,707)
Interest expense	—	230	—	575	—	206	2,974	18	4,003
Lease addition	—	910	—	—	—	—	—	—	910
Lease modification	—	163	—	—	—	—	—	—	163
Changes in fair values	—	—	—	—	(40,039)	2,373	—	—	(37,666)
Changes in foreign exchange	—	(29)	—	—	—	19	—	—	(10)

Carrying value at December 31, 2021	—	2,376	—	3,771	8,336	4,123	10,613	80	29,299